Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Broken Down Revenue from Related Party
The revenue from Vitol can be broken down as follows:

(in US$ millions)	2015	2014	2013
Terminaling and throughput fees	204.0	212.9	205.5
Excess throughput & ancillary services	16.0	19.5	22.4
Vitol Group total	220.0	232.4	227.9

Schedule of Breakdown of Related Party Central Service Costs
A breakdown of the central service costs included is as follows:

(in US$ millions)	2015	2014	2013
IT and IT related services	2.6	3.0	2.1
HSE services	0.1	0.1	0.2
HR services	10.4	11.8	11.5
Interest expense	4.4	13.5	22.3
Guarantee commission	0.1	—	0.3
Share in governance and stewardship VTTI	4.7	4.6	4.0
Long Term Incentive Plan	—	3.3	0.3
Other general and administrative expenses	3.1	3.0	2.7
Total related party expenses	25.4	39.3	43.4

Schedule of Accounts Receivable Resulting from the Related Party Transactions
The amounts receivable as of December 31, 2015 and 2014 resulting from the related party transactions are as follows:

(in US$ millions)	2015	2014
Vitol group of companies	11.8	18.8
VTTI group of companies	4.6	4.8
Amounts receivable	16.4	23.6

Schedule of Accounts Payable Resulting from the Related Party Transactions
The amounts payable as of December 31, 2015 and 2014 resulting from the related party transactions are as follows:

(in US$ millions)	2015	2014
Vitol group of companies	0.1	0.1
VTTI group of companies	19.0	4.3
Amounts payable	19.1	4.4

Summary of Vitol's Existing Storage Capacity and Guarantee Duration
The table below specifies the changes from the Omnibus Guarantee on Vitol’s existing storage capacity and the revised expiration of the contracted capacity for each respective terminal:

Terminal	Country	Omnibus Agreement Guarantee Period Expiration	New Terminaling Services Agreement Expiration	Capacity (MMBbls)
Amsterdam	Netherlands	June 2019	December 2019	2.9
Antwerp	Belgium	June 2017	December 2018	2.3
Rotterdam	Netherlands	June 2019	September 2019	5.1
Seaport Canaveral	US	June 2017	March 2019	2.8
Fujairah	UAE	June 2019	June 2019	7.4
				20.5